NOTES PAYABLE, CONVERTIBLE NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE, RELATED PARTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
NOTES PAYABLE, CONVERTIBLE NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE, RELATED PARTIES
7.  NOTES PAYABLE

At December 31, 2010, the Company had a secured promissory note totaling $481,326 due January 1, 2012, interest accrues at 12% per annum, payable monthly, until the maturity of the note at which time the remaining principal is due.  As of September 30, 2011, the balance remaining on this note is $235,587 and is included in Notes payable, current portion due.

In conjunction with the acquisition of CUI, Inc., the Company utilized a $6,000,000 bank loan from Commerce Bank of Oregon secured by personal Letters of Credit from related parties.  In August 2010, this loan was paid down to $4,000,000 and was replaced by a $4,000,000 term note through the Business Credit division of Wells Fargo Capital Finance, Wells Fargo Bank, National Association, with a July 31, 2012 maturity date, paying interest only at an interest rate equal to the daily three month LIBOR plus 4.00% (4.369% at September 30, 2011) and secured by personal Letters of Credit from a related party.  The balance at December 31, 2010 was $4,000,000.  As of September 30, 2011, the balance of this term note is $4,000,000 and is included in Notes payable, current portion due.

 In July 2011, a CUI Global officer provided a short term convertible loan of $35,000 to the Company which accrues interest at 6% per annum, convertible at $0.17 per common share.  At September 30, 2011, the balance of this term note is $35,000 and is included in  Convertible notes payable, related party, current portion due.  There was no beneficial conversion on the convertible note as the conversion price was equal to the fair value on the date of grant.

Additionally, the Company utilized a $14,000,000 promissory note to International Electronic Devices, Inc. (formerly CUI, Inc.) in conjunction with the acquisition of CUI, Inc.  The note was originally due May 15, 2011.  In September 2010, the Company negotiated an amendment to this note which extended the maturity date to May 15, 2018.  Interest accrues at 6% per annum and is payable monthly with the principal due as a balloon payment at the term date.  At December 31, 2010, the balance of this note was $10,796,191.  During the first quarter of 2011, in accordance with the September 2010 amendment, the Company paid to International Electronic Devices, Inc. $300,000 in principal and transferred the value of a note receivable owed to CUI, Inc. from TPI in the amount of $192,508 which was applied to the principal balance.  As of September 30, 2011, the balance on this note is $10,303,683 and is included in Long term notes payable, related party.

At December 31, 2010, the Company had several notes payable through its subsidiary Comex Electronics, which was divested effective July 1, 2011.

6.	NOTES PAYABLE, CONVERTIBLE NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE, RELATED PARTIES

	December 31,
	2010	2009
Original Principal	$6,200,000	$18,850,000
Notes Converted	(1,320,000)	-
Notes Repaid	(100,000)	(50,000)
Notes Amended	(4,780,000)	(12,600,000)
Ending Balance	$-	$6,200,000

	December 31,
	2010	2009
Warrant Value	$2,773,555	$5,711,395
Amortization	(504,283)	(2,146,353)
Warrant Value Amended	(2,269,272)	(791,487)
Ending Warrant Value Discount	$-	$2,773,555

Unamortized discount	$-	$2,773,555

Convertible notes payable, net	$-	$3,426,445

During the last three quarters of 2006 through 2008, the Company privately placed approximately $3,450,000 of 12% promissory notes.  $1,650,000 ($650,000 of this amount has been repaid and $1,000,000 was converted to common stock leaving $0 principal balance remaining at December 31, 2010) of these notes are convertible to common stock at a per share price equal to eighty percent (80%) of the average closing bid price of one share of Company common stock for 10 days preceding the Conversion Date.  There was, however, a $0.20 per share minimum limit on the conversion price, which limited the number of shares that the company would be obligated to issue.  However, in April 2010 in conjunction with other debt reduction initiatives, the Company agreed with the convertible note holder to convert the remaining $1,000,000 of principal and related accrued interest at $0.1056 per share of common stock based on 80% of the average closing price of one share of Company common stock for the 10 days preceding the conversion date.  Additionally, each investor in the convertible promissory notes were issued a warrant to purchase at any time within three (3) years following the date of investment, at a per share price of one cent ($0.01), that number of shares of CUI Global, Inc. common stock as is equal in value to one tenth the principal investment.  Such value to be determined by the average per share closing bid price of CUI Global, Inc. common stock for the 10 days preceding the date of investment.  Of the remaining $1,800,000 notes, $700,000 ($450,000 of this amount has been repaid and $250,000 was converted to common stock leaving $0 principal balance remaining at December 31, 2010) of these notes were convertible to common stock at a per share price of $0.25.  Also in April 2010, in conjunction with the conversion of the $1,000,000 convertible note previously discussed, $250,000 of this principal balance and related accrued interest was converted to common stock under the same terms of $0.1056 per share of common stock based on 80% of the average closing price of one share of Company common stock for the 10 days preceding the conversion date.  The remaining $1,100,000 ($493,674 of this amount has been repaid, $100,000 was converted to common stock and $25,000 was recorded as additional paid in capital was recorded related to the debt settlement of $25,000 of the promissory note leaving $481,326 of principal balance remaining at December 31, 2010) were not convertible.  In September 2010, in conjunction with an extension of the terms of the remaining balance on this note, the promissory note was amended such that $100,000 of principal could be converted at a strike price of $0.15 per share of common stock.  In October 2010, the note holder exercised the conversion of the $100,000 of principal.  As of December 31, 2010, 16,025,511 common shares were issued pursuant to the conversion of these promissory notes and exercise of the warrants; 1,458,543 common shares are held in reserve underlying the common stock purchase warrants and common shares underlying the warrants.

Additionally, the Company also utilized three separate notes to fund the acquisition of CUI, Inc.  A $6,000,000 (paid $6,000,000 as of December 31, 2010, $0 principal remaining) cash loan from Commerce Bank of Oregon, with a term of 3 years, paying interest only at the prime rate less 0.50%, with a minimum interest rate of 4.50%, (4.50% at December 31, 2009) and secured by personal Letters of Credit from related parties.  In August 2010, the Company received $2,000,000 in equity investment for which the Company issued 18,939,394 shares of common stock.  The $2,000,000 received was used to pay down the $6,000,000 bank loan with Commerce Bank bringing the net loan balance to $4,000,000.  Also in August 2010, the Company replaced the $4,000,000 cash loan from Commerce Bank of Oregon with a $4,000,000 term note through the Business Credit division of Wells Fargo Capital Finance, Wells Fargo Bank, National Association, with a July 31, 2011 maturity date, paying interest only at an interest rate equal to the daily three month LIBOR plus 4.00% (4.30% at December 31, 2010) and secured by personal letters of credit from a related party.  The balance remaining at December 31, 2010 on the term note with Wells Fargo was $4,000,000.  The Company is full compliance with all covenants on this term note.

The second note utilized to fund the acquisition of CUI, Inc. was a $14,000,000 promissory note to International Electronic Devices, Inc. (formerly CUI, Inc.), payable monthly over three years at $30,000 per month including 1.7% annual simple interest with a balloon payment at the thirty sixth monthly payment (May 15, 2011), with no prepayment penalty, an annual success fee of 2.3% and the right of first refusal to the note payee, International Electronic Devices, Inc., relating to any private capital raising transactions of CUI Global during the term of the note.  In September 2010, the Company negotiated an amendment to this note which provided forgiveness of the principal balance of $1,588,063 and forgiveness of accrued interest of $724,729, as well as an extension of the maturity date to May 15, 2018.  The total forgiveness of debt and accrued interest of $2,312,792 was recorded as additional paid in capital.  In exchange for this amendment, the Company agreed to make principal payments totaling $1,500,000 as follows: $1,200,000 before December 31, 2010 and an additional $300,000 in January 2011.  Additionally, the Company agreed to assign a note receivable owed to CUI Inc. from TPI in the amount of $187,208 to IED during the first quarter of 2011.  At December 31, 2010, the current portion of this note is $487,208, the long term balance is $10,308,983 and there is a discount on debt related to this note of $0.

The third note utilized to fund the acquisition of CUI, Inc. was a $17,500,000 convertible promissory note with 1.7% annual simple interest and a 2.3% annual success fee, permitting payee to convert any unpaid principal, interest and success fee to CUI Global common stock at a per share price of $0.25 and at the end of the three year term (May 15, 2011) giving to CUI Global the singular, discretionary right to convert any unpaid principal, interest and success fee to CUI Global common stock at a per share price of $0.25.  This note also provides a right of first refusal to the note payee, International Electronic Devices, Inc., relating to any private capital raising transactions of CUI Global during the term of the note.  In May 2009, CUI Global and the holder of the $17,500,000 convertible promissory note, IED, Inc., agreed to amend the convertible promissory note by reducing the conversion rate from $0.25 to $0.07 per share to reflect the stock price for the ten day trailing average preceding April 24, 2009, the date of the agreement.  The agreement specifically retained the total maximum convertible shares at 70,000,000 as stated in the original Note.  This amendment effectively reduced the Note principal from $17,500,000 to $4,900,000.  As a result, the Company recognized additional paid in capital related to the 2009 extinguishment of this debt of $11,808,513 and a reduction in the related discount of debt of $791,487.  In April 2010, CUI Global and the debt holder agreed to settle the note and related accrued interest totaling $850,500 for a one-time $50,000 payment and 1,000,000 shares of common stock valued at $0.07 per share in accordance with the note.  CUI Global recorded additional paid in capital of $5,630,500 related to this 2010 extinguishment of debt and expensed the remaining balance of the discount on debt relating to this note of $2,269,272.  At December 31, 2010, the balance on this note is $0.

Through the acquisition of CUI, Inc., the Company had a capital lease note payable related to office equipment and furniture and was secured by the same office equipment and furniture.  The capital lease was paid in full in 2010.  The balance at December 31, 2010 related to this capital lease is $0.

Through the acquisition of CUI Japan and Comex Electronics, the Company has several notes payable.  Comex Electronics (discontinued operations) has a $404,151 with Seibu Shinyo Kinko Bank bearing interest at 2.40% and due March 18, 2019; $404,151 with 82 Bank bearing interest at 3.075% and due March 18, 2019; $263,622 with 82 Bank bearing interest at 2.90% and due August 19, 2014; $71,642 note with The Bank of Tokyo-Mitsubishi bearing interest at 1.975% and due June 28, 2011; $77,715 with The Bank of Tokyo-Mitsubishi bearing interest at 2.00% and due June 28, 2012; $59,434 with The Bank of Tokyo-Mitsubishi bearing interest at 2.70% and due May 30, 2013; $236,709 with Seibu Shinyo Kinko Bank bearing interest at 2.00% and due August 10, 2020; and $482,038 long term note payable with a vendor.  The current portion of these notes payable is $323,926 with a net long term portion of $1,675,536 and are included in the Liabilities held for sale balance on the balance sheet.

Comex Electronics (discontinued operations) has short term notes payable with 82 Bank of $244,888 bearing interest at 2.975% and due February 28, 2011, $195,910 bearing interest at 2.975% and due March 31, 2011; $183,666 with Seibu Shinyo Kinko Bank bearing interest at 3.85% and due April 20, 2011; $129,346 with a shareholder in the noncontrolled interest bearing 0% interest; and various discounted promissory notes of $123,574 due in 2011.  The Comex Electronics (discontinued operations) short term notes payable are included in Liabilities held for sale balance on the balance sheet.
The following table details the maturity of the notes payable and working capital line of credit for continuing operations of CUI Global, Inc. as of December 31, 2010:

	2011	2012	2013	2014	2015	Later Years	Total
Notes Payable Maturities:	$6,146,736	$371,577	$-	$-	$-	$10,308,983	$16,827,296